ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2025
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Schedule of equity interest in the subsidiaries

				% Equity interest
Name	Principal activities	Country	Ref	06/30/2025	06/30/2024
RASA Holding, LLC	Holding company	USA		100%	100%
Rizobacter Argentina S.A.	Biological business	Argentina		80%	80%
Rizobacter do Brasil Ltda.	Biological business	Brazil	a	80%	80%
Rizobacter del Paraguay S.A.	Biological business	Paraguay	a	80%	80%
Rizobacter Uruguay	Biological business	Uruguay	a	80%	80%
Rizobacter South Africa	Biological business	South Africa	a	76%	76%
Comer. Agrop. Rizobacter de Bolivia S.A.	Biological business	Bolivia	a	80%	80%
Rizobacter USA, LLC	Biological business	USA	a	80%	80%
Rizobacter Colombia SAS	Biological business	Colombia	a	80%	80%
Rizobacter France SAS	Biological business	France	a	80%	80%
Bioceres Crops S.A.	Biological business	Argentina		90%	90%
BCS Holding Inc	Holding Company	USA		100%	100%
Bioceres Semillas S.A.U.	Production and commercialization of seeds	Argentina	a/b	80%	100%
Verdeca LLC	Research and development	USA		100%	100%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina		61.32%	61.32%
Bioceres Crops Do Brasil Ltda.	Production and commercialization of seeds	Brazil		100%	100%
Pro Farm Group Inc.	Biological business	USA		100%	100%
Pro Farm International, OÜ	Biological business	Finland		100%	100%
Pro Farm Michigan Manufacturing LLC	Biological business	USA		100%	100%
Pro Farm Russia, LLC	Biological business	Russia		100%	100%
Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda	Biological business	Brazil		99%	99%
Pro Farm Technologies, OÜ	Biological business	Finland		100%	100%
Glinatur S.A.	Biological business	Uruguay		100%	100%
Pro Farm, Inc.	Biological business	USA		100%	100%
Rifarm Mexico S.R.L.de C.V.	Biological business	Mexico		100%	—
Natal Agro S.R.L.	Development and breeding of seeds	Argentina	c	51%	51%
a)Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.

b)In June 2025, Rizobacter Argentina S.A. entered into a share purchase agreement with Bioceres Crop Solutions Corp., acquiring 100% of the share capital of Bioceres Semillas S.A.U. In line with the Group’s accounting policies, the transaction was accounted using the predecessor value method.

c)On June 10, 2024 we acquired a controlling interest in Natal Agro S.R.L (“Natal”). See Note 6